Goodwill and Intangible Assets, Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Feb. 18, 2021	Dec. 31, 2020
Goodwill [Abstract]
Goodwill	$ 30,030,498			$ 0
Impairment of goodwill	0
UltraCell LLC [Member]
Goodwill [Abstract]
Goodwill	631,372		$ 631,372
SerEnergy and FES [Member]
Goodwill [Abstract]
Goodwill	$ 29,399,126	$ 29,399,126